Business Combinations (Tables)	6 Months Ended
Jun. 30, 2022
Business Combinations [Abstract]
Schedule of business acquisitions estimated useful lives
	Fair Value	Useful life
	USD thousand	In years

Net tangible assets and liabilities assumed (current and non-current)	(1,355)
Customer Relationships	9,454	8
Technology	7,881	5
Trademark	435	2
Goodwill	14,934

	31,349

Schedule of pro forma financial information
	Six-month	Six-month
	Period ended	Period ended
	June 30	June 30
	2022	2021
	USD thousands	USD thousands

Revenue	4,550	4,935
Net loss	80,458	19,334